EPS under Basic and Diluted Computations (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Antidilutive stock options and restricted stock awards excluded from the calculation of diluted EPS	74	63	52